Aircraft Sublease - Summary of Subleased Aircraft and the Amounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aircraft sublease receivables [Line Items]
Aircraft Sublease Receivables Current	R$ 0	R$ 14,592
Aircraft Sublease Receivables Non Current	0	16,210
Aircraft [Member]
Aircraft sublease receivables [Line Items]
Gross sublease	0	34,773
Accrued interest relating to operating lease payments receivable	0	(3,971)
Operating lease receivables	0	30,802
Aircraft [Member] | Not later than one year [member]
Aircraft sublease receivables [Line Items]
Gross sublease	0	15,386
Aircraft [Member] | Later than one year and not later than two years [member]
Aircraft sublease receivables [Line Items]
Gross sublease	0	15,386
Aircraft [Member] | Later than two years and not later than three years [member]
Aircraft sublease receivables [Line Items]
Gross sublease	R$ 0	R$ 4,001